Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Portfolio
March 31, 2025
VIPVAL-NPRT1-0525
1.799871.121
Common Stocks - 98.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.6%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Aptiv PLC	55,333	3,292,314
CANADA - 4.3%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear Inc	110,682	4,893,220
Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd	160,366	4,934,510
Imperial Oil Ltd	93,091	6,724,443
MEG Energy Corp	175,000	3,068,170
		14,727,123
Materials - 0.7%
Chemicals - 0.7%
Methanex Corp (United States)	112,729	3,955,661
TOTAL CANADA		23,576,004
PORTUGAL - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Galp Energia SGPS SA	225,700	3,960,922
PUERTO RICO - 0.9%
Financials - 0.9%
Banks - 0.9%
Popular Inc	52,100	4,812,477
SPAIN - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)(b)	116,500	4,141,431
SWEDEN - 0.5%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Autoliv Inc	30,016	2,654,914
SWITZERLAND - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
UBS Group AG	175,829	5,340,257
UNITED KINGDOM - 1.3%
Health Care - 1.3%
Pharmaceuticals - 1.3%
Astrazeneca PLC ADR	94,534	6,948,249
UNITED STATES - 88.7%
Communication Services - 2.2%
Interactive Media & Services - 1.5%
Meta Platforms Inc Class A	8,641	4,980,327
ZoomInfo Technologies Inc (c)	321,300	3,213,000
		8,193,327
Media - 0.7%
Nexstar Media Group Inc	21,200	3,799,463
TOTAL COMMUNICATION SERVICES		11,992,790

Consumer Discretionary - 6.9%
Hotels, Restaurants & Leisure - 0.6%
Hilton Grand Vacations Inc (c)(d)	86,462	3,234,543
Household Durables - 1.8%
Lennar Corp Class A	39,800	4,568,244
Somnigroup International Inc	88,693	5,310,937
		9,879,181
Leisure Products - 1.0%
BRP Inc Subordinate Voting Shares (d)	43,100	1,455,286
Hasbro Inc	66,800	4,107,532
		5,562,818
Specialty Retail - 3.5%
Bath & Body Works Inc	88,900	2,695,448
Lithia Motors Inc Class A	15,628	4,587,443
Penske Automotive Group Inc	22,200	3,196,356
Signet Jewelers Ltd	78,200	4,540,292
Upbound Group Inc	163,734	3,923,067
		18,942,606
TOTAL CONSUMER DISCRETIONARY		37,619,148

Consumer Staples - 7.5%
Beverages - 2.1%
Keurig Dr Pepper Inc	341,332	11,680,381
Food Products - 3.2%
Bunge Global SA	63,106	4,822,561
Darling Ingredients Inc (c)	160,438	5,012,083
Ingredion Inc	33,100	4,475,451
Lamb Weston Holdings Inc	51,600	2,750,280
		17,060,375
Tobacco - 2.2%
Philip Morris International Inc	76,737	12,180,464
TOTAL CONSUMER STAPLES		40,921,220

Energy - 5.5%
Energy Equipment & Services - 0.5%
Expro Group Holdings NV (c)	296,825	2,950,440
Oil, Gas & Consumable Fuels - 5.0%
Core Natural Resources Inc	61,545	4,745,119
Exxon Mobil Corp	144,316	17,163,502
Targa Resources Corp	25,963	5,204,803
		27,113,424
TOTAL ENERGY		30,063,864

Financials - 20.4%
Banks - 6.5%
East West Bancorp Inc	106,454	9,555,311
First Citizens BancShares Inc/NC Class A	4,884	9,055,522
Wells Fargo & Co	226,402	16,253,400
		34,864,233
Capital Markets - 3.4%
Ameriprise Financial Inc	10,810	5,233,229
LPL Financial Holdings Inc	26,267	8,592,986
Raymond James Financial Inc	34,490	4,791,006
		18,617,221
Consumer Finance - 1.9%
OneMain Holdings Inc	121,140	5,921,323
SLM Corp	157,900	4,637,523
		10,558,846
Financial Services - 4.5%
Apollo Global Management Inc	65,630	8,987,372
Global Payments Inc	81,273	7,958,252
NCR Atleos Corp (c)	129,994	3,429,242
PennyMac Financial Services Inc	39,500	3,954,345
		24,329,211
Insurance - 4.1%
American Financial Group Inc/OH	23,072	3,030,276
Reinsurance Group of America Inc	42,135	8,296,382
The Travelers Companies, Inc.	40,671	10,755,853
		22,082,511
TOTAL FINANCIALS		110,452,022

Health Care - 13.3%
Biotechnology - 1.6%
Gilead Sciences Inc	79,760	8,937,108
Health Care Providers & Services - 6.5%
Acadia Healthcare Co Inc (c)	188,522	5,715,987
Cigna Group/The	21,389	7,036,981
CVS Health Corp	191,919	13,002,513
Molina Healthcare Inc (c)	29,942	9,862,595
		35,618,076
Life Sciences Tools & Services - 1.1%
ICON PLC (c)	34,900	6,107,151
Pharmaceuticals - 4.1%
GSK PLC ADR	286,223	11,088,279
Jazz Pharmaceuticals PLC (c)	34,444	4,276,222
Merck & Co Inc	74,789	6,713,061
		22,077,562
TOTAL HEALTH CARE		72,739,897

Industrials - 13.5%
Air Freight & Logistics - 1.8%
FedEx Corp	21,269	5,184,957
GXO Logistics Inc (c)	118,900	4,646,612
		9,831,569
Building Products - 1.2%
Builders FirstSource Inc (c)	32,871	4,106,903
UFP Industries Inc	24,900	2,665,296
		6,772,199
Commercial Services & Supplies - 2.2%
Brink's Co/The	56,718	4,886,823
Driven Brands Holdings Inc (c)(d)	220,200	3,774,228
Vestis Corp	324,642	3,213,956
		11,875,007
Electrical Equipment - 0.8%
Regal Rexnord Corp	38,294	4,359,772
Ground Transportation - 1.4%
U-Haul Holding Co Class N	81,526	4,824,709
XPO Inc (c)	26,819	2,885,188
		7,709,897
Machinery - 3.8%
Allison Transmission Holdings Inc	67,254	6,434,190
CNH Industrial NV Class A	236,200	2,900,536
Gates Industrial Corp PLC (c)	224,300	4,129,363
Oshkosh Corp	39,600	3,725,568
Timken Co/The	38,487	2,766,061
		19,955,718
Professional Services - 1.6%
Concentrix Corp (d)	63,628	3,540,262
First Advantage Corp (c)(d)	191,500	2,698,235
KBR Inc	53,700	2,674,797
		8,913,294
Trading Companies & Distributors - 0.7%
Wesco International Inc	25,223	3,917,131
TOTAL INDUSTRIALS		73,334,587

Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 2.8%
Arrow Electronics Inc (c)	61,793	6,415,967
Avnet Inc	13,394	644,116
Jabil Inc	58,449	7,953,156
		15,013,239
Semiconductors & Semiconductor Equipment - 0.7%
ON Semiconductor Corp (c)	92,900	3,780,101
Software - 0.5%
NCR Voyix Corp (c)(d)	321,897	3,138,496
TOTAL INFORMATION TECHNOLOGY		21,931,836

Materials - 4.2%
Chemicals - 2.4%
Chemours Co/The	224,738	3,040,705
Mosaic Co/The	107,600	2,906,276
Olin Corp	110,912	2,688,507
Westlake Corp	45,300	4,531,359
		13,166,847
Containers & Packaging - 1.8%
International Paper Co	89,129	4,755,032
Smurfit WestRock PLC	112,495	5,069,025
		9,824,057
TOTAL MATERIALS		22,990,904

Real Estate - 5.5%
Health Care REITs - 2.8%
Ventas Inc	111,817	7,688,537
Welltower Inc	49,800	7,629,858
		15,318,395
Industrial REITs - 1.8%
EastGroup Properties Inc	25,100	4,421,365
Prologis Inc	45,807	5,120,765
		9,542,130
Residential REITs - 0.9%
Sun Communities Inc	40,960	5,269,094
TOTAL REAL ESTATE		30,129,619

Utilities - 5.7%
Electric Utilities - 3.9%
Constellation Energy Corp	20,296	4,092,282
Edison International	52,400	3,087,408
Eversource Energy	74,200	4,608,562
FirstEnergy Corp	96,314	3,893,012
PG&E Corp	329,364	5,658,474
		21,339,738
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	368,356	4,574,982
Multi-Utilities - 1.0%
Sempra	75,215	5,367,342
TOTAL UTILITIES		31,282,062

TOTAL UNITED STATES		483,457,949
TOTAL COMMON STOCKS (Cost $464,441,986)		538,184,517

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $8,495,053)	4.32	8,494,203	8,495,053

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $472,937,039)	546,679,570
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,755,856)
NET ASSETS - 100.0%	544,923,714

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,141,431 or 0.8% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,141,431 or 0.8% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,521,796	30,762,592	36,284,388	46,570	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	9,677,157	48,451,353	49,633,457	1,580	-	-	8,495,053	8,494,203	0.0%
Total	15,198,953	79,213,945	85,917,845	48,150	-	-	8,495,053

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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